PROSPECTUS SUPPLEMENT - May 31, 2001*
American Express Cash Management Fund (September 29, 2000) S-6320-99 T (9/00)

The following sentence replaces that found in the prospectus under Buying and Selling Shares, Investment Options, at page 11p, in the first pargraph, second sentence:

The Fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other American Express mutual funds.










S-6320-21 A (5/01)
Valid until next prospectus update.
*Destroy September 28, 2001